Investments (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of Investments [Abstract]
Schedule of continuity of investments [Table Text Block]
Investments
Balance, March 31, 2023	$2,866
Additions	341
Unrealized gain on investments	3,743
Foreign exchange	24
Balance, March 31, 2024	$6,974
Additions	1,429
Disposals	(2,087)
Realized gain on investments	(311)
Unrealized gain on investments	25,766
Foreign exchange	(1,071)
Balance, December 31, 2024	$30,700